Lease (Tables)	12 Months Ended
Jun. 30, 2026
Lease [Abstract]
Schedule of Operating Lease Cost

The operating lease cost was $2,388,397 and $2,166,911 for the years ended June 30, 2026 and 2025, respectively.

	As of and for the year ended June 30,
	2026	2025
Other information
Cash paid for operating leases	2,547,358	2,122,665
ROU assets obtained in exchange for new operating lease liabilities	1,132,783	2,637,381
Weighted-average remaining lease term (in years):
Operating leases	1.65	1.74
Weighted-average discount rate:
Operating leases	7.61%	4.94%

Schedule of Future Minimum Lease Payments for Operating Leases

Future minimum lease payments for operating leases as of June 30, 2026, are as follows:

Operating leases
2027	1,860,159
2028	832,812
2029	289,949
Total minimum lease payments	2,982,920
Less: imputed interest	(597,971)
Total lease liability balance	2,384,949

Minimum payments related to leases not yet commenced as of June 30, 2026	26,817